Contractual commitments and contingencies	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Contractual commitments and contingencies	Contractual commitments and contingencies
AngloGold Ashanti’s material contingent liabilities at 30 June 2024 and 31 December 2023 are detailed below:
Litigation claims
On 27 March 2023, Altius Royalty Corporation (“Altius”) initiated arbitration proceedings in Vancouver, B.C., Canada against AngloGold
Ashanti North America Inc. (“AGANA”) regarding the geographic scope of a 1.5 percent net smelter returns royalty. Altius asserts the royalty should be broadly interpreted to cover nearly all claims controlled by AGANA in the Beatty, Nevada mining district, including claims related to the Expanded Silicon project as well as claims acquired in 2022 as part of the Corvus Gold Inc. and Coeur Sterling,
Inc. acquisitions. AGANA intends to vigorously defend against Altius’ claims. A tribunal hearing was held in April 2024 and an arbitral decision is expected in due course. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for AGANA’s obligation in this matter.
Tax claims
For a discussion on tax claims and tax uncertainties refer to note 5.